DEFERRED OFFERING COSTS (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)
Notes and other explanatory information [abstract]
Legal fees			$ 741
Other professional expenses			902
Deferred offering cost			$ 1,643